Income taxes - Components of Income Tax (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Current income tax expense (recovery)
Current period	$ 24,432	$ 8,647	$ 10,469
Adjustment in respect of prior periods	185	227	(45)
Current income tax expense (recovery)	24,617	8,874	10,424
Origination and reversal of temporary differences	4,290	561	(3,936)
Effect of change in income tax rates	436	(76)	(8)
Adjustment in respect of prior periods	(158)	(459)	(7)
Deferred income tax expense (recovery)	4,568	26	(3,951)
Income tax expense	$ 29,185	$ 8,900	$ 6,473